Variable Interest Entity (VIE)	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Variable Interest Entity (VIE)
Variable Interest Entity (VIE)

As of December 31, 2016, the Company leased a jack-up rig from a VIE under a finance lease. The shares in North Atlantic Linus Ltd, the company which owned the newbuild jack-up rig, were sold by the Company to SFL Linus Ltd, a Ship Finance company, on June 30, 2013, while the West Linus rig was simultaneously leased back by the Company on a bareboat charter contract for a term of 15 years. The Company has four options to repurchase the unit during the charter period, and Ship Finance has an option to sell the asset at the end of the 15 year lease period.

The Company has determined that the Ship Finance subsidiary, which owns the rig, is a VIE, and that North Atlantic Drilling is the primary beneficiary of the risks and rewards connected with the ownership of the rig and the charter contract. Accordingly, the VIE is consolidated in our financial statements. The Company did not record any gain or loss from the sale of the shares, as the assets and liabilities continued to be reported at its original cost in the Company's balance sheet at the time of the transaction. At December 31, 2016, the asset is reported under Drilling unit in the Company’s Consolidated Balance Sheet. Refer also to Note 21 "Related party transactions" for additional details about the sales and leaseback contract.

The following table gives a summary of the sale and leaseback arrangement, as of December 31, 2016:

Unit	Effective from	Sale value (in millions of U.S. dollars)	First repurchase option (in millions of U.S. dollars)	Month of first repurchase option	Last repurchase option (in millions of U.S. dollars)	Month of last repurchase option
West Linus	June 30, 2013	600	370	On the 5th anniversary*	170	On the 15th anniversary*
* Anniversaries of the drilling contract commencement date

Ship Finance has a right to require North Atlantic to purchase the rig on the 15th anniversary for the price of $100 million if North Atlantic doesn’t exercise the final repurchase option.

The bareboat charter rate is set on the basis of a Base LIBOR Interest Rate for the bareboat charter contract, and thereafter adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for the contract. A summary of the bareboat charter rate per day is given below. The amounts shown are based on the Base LIBOR Interest Rate. These lease costs are eliminated on consolidation.

		(In thousands of US$)
Unit	Base LIBOR interest rate	2017	2018	2019	2020	2021
West Linus	1%	222	222	173	140	140

The assets and liabilities in the accounts of the VIE as at December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
(In millions of US$)	SFL Linus Ltd	SFL Linus Ltd

Investment in Finance Lease	482.9	530.4
Related party receivables	0.2	0.2
Total assets	483.1	530.6

Current position of long-term debt	51.4	51.4
Short-term related party liability	0.7	23.2
Accrued expense	0.1	—
Total current liabilities	52.2	74.6

Interest bearing debt	304.8	302.3
Non-current related party liability	125.0	125.0
Derivative instruments - payable	1.1	2.3
Total non-current liabilities	430.9	429.6

Accumulated Other Comprehensive loss	(1.0)	(2.1)
Retained earnings	1.0	28.5
Total stockholders' equity	—	26.4
Total liabilities and stockholders' equity	483.1	530.6

Book value of the unit in the Company’s consolidated accounts	537.0	559.1

Supplementary cash flow information relating to the VIE

(In millions of US$)	December 31, 2016	December 31, 2015
Non-cash financing activities
Proceeds from long-term loans (1)	50.0	—
Long term loans netted-down with related party balances (1)	(50.0)	—
Dividend to non-controlling interests in VIE (2)	(42.1)	—

(1)	During the year ended December 31, 2016 the SFL Linus Ltd withdrew bank loans and made loans to its parent, Ship Finance International. These balances are presented net in the cash flow statement.
(2) During the year ended December 31, 2016 SFL Linus Ltd that we consolidate declared dividends payable totaling $42.1 million to Ship Finance.